Contract liabilities	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Contract liabilities
25. Contract liabilities
As of December 31, 2020 and 2021, current contract liabilities of €14,976 and €22,956 and non-current
contract liabilities (included in
non-current
trade payables) of €1,743 and €3,853, respectively, either relate to services not yet rendered but already paid in advance by the customer or arise from barter deals with sports rights licensors. They will be recognized as revenue when the service is provided, which is expected to occur over the next nine years.
The full amount of contract liabilities as of December 31, 2019 and 2020 relating to customer prepayments of €15,590 and €11,403, respectively, has been recognized as revenue in 2020 and 2021, respectively. An amount of €3,617 and €3,585 of contract liabilities as of December 31, 2019 and 2020, respectively, relating to barter deals has been recognized as revenue in 2020 and 2021, respectively.
As of December 31, 2021, contract liabilities of €5,596, arising from barter deals with sports rights licensors will be recognized as revenue as follows:

in €‘000	2021
2022	1,847
2023	1,115
2024	791
2025	420
2026 - 2030	1,423

Total	5,596

As of December 31, 2020, contract liabilities of €5,205 arising from barter deals with sports rights licensors will be recognized as revenue as follows:

in €‘000	2020
2021	3,585
2022	1,024
2023	344
2024	252

Total	5,205

Amounts from a customer contract’s transaction price that are allocated to the remaining performance obligations represent contracted revenue that has not yet been recognized. They include amounts recognized as contract liabilities (see above) and amounts that are contracted but the service obligations and payments will be fulfilled in the future.
The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2020 and 2021 is €540.0 million and €979.3 million, respectively. This amount mostly comprises obligations to provide support or deliver data over a period of time, as the respective contracts typically have durations of one or multiple years. €406.8 million and €541.7 million of these amounts are expected to be recognized as revenue over the next 12 months during 2021 and 2022, respectively. The majority of the remaining amount is expected to be recognized until 2023 and 2024, respectively. The amount of transaction price allocated to the remaining performance obligations, and changes in this amount over time, are impacted mainly by currency fluctuations.